Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Transactions and Balances With Related Parties [Abstract]
Schedule of balances with related parties
	December 31, 2020		December 31, 2019
	Key management personnel	Other related parties	Key management personnel	Other related parties
Current liabilities	$59	$-	$208	$-

Schedule of transactions with related parties
	Year ended December 31,
	2020	2019	2018
Research and development expenses	$-	$75	$75

General and administrative expenses	$-	$-	$769

Disclosure of information about key management personnel [text block]
	Year ended December 31,
	2020	2019	2018
Short-term benefits	$746	$948	$1,379

Cost of share-based payment	$91	$275	$520